NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen NWQ Flexible Income Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQFIP-0512P

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen NWQ Flexible Income Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQFISAI-0512P